Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of borrowings term loan

	2024	2023
	US$	US$

Term loan I	118,558	201,945
Term loan IV	108,888	378,323
Term loan V	137,837	426,589
Term loan VI	528,376	924,276
Term loan VII	1,573,182	2,014,258
Trade receivables financing	124,780	81,231
Revolving credit	1,727,561	1,751,857
	4,319,182	5,778,479

	2024	2023
	US$	US$
Analysed as :
Non-current portion	-	112,319
Current portion	4,319,182	5,666,160
	4,319,182	5,778,479

(i)	Term loan I was obtained for refinancing the outstanding loan amount in relation to the leasehold land and building of the Group. This loan is repayable by monthly instalments over a 120 months period commencing 2015. The interest rates charged were at the bank’s Business Financing Rate (“BFR”) of 5.68% to 5.68% per annum. It contains a repayment on demand clause and therefore it is classified as current liabilities as of December 31, 2024 and 2023.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2024 and 2023

17. Borrowings (continued)

(ii)	Term loan IV was obtained for working capital purposes. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2% per annum on monthly rests. As of December 31, 2024, the balance of the loan will be fully repaid before the end of the next financial year and is accordingly classified as current liabilities.

(iii)	Term loan V was obtained for working capital purposes. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2% per annum. It contains a repayment on demand clause and therefore it was classified as current liabilities as at December 31, 2023. As at December 31, 2024, the balance of the loan will be fully repaid before the end of the next financial year and is accordingly classified as current liabilities.

(iv)	Term loan VI was obtained for purchasing of machineries for core business operations. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2.5% per annum on monthly rests. It contains a repayment on demand clause and therefore it is classified as current liabilities as of December 31, 2024 and 2023.

(v)	Term loan VII was obtained as a replacement for Term Loan II and also for working capital purposes. This loan is repayable by monthly instalments over a 3 year period commencing year 2023. The interest rates charged are 2% above the Bank’s Cost of Funds. It contains a repayment on demand clause and therefore it is classified as current liabilities as of December 31, 2024 and 2023.

(vi)	Revolving credit is obtained for working capital purposes. These loans are repayable 1 to 6 months from the date of each drawdown. The interest rates charged are 2% per annum above the Bank’s Cost of Funds or 2% above the prevailing SIBOR per annum. It contains a repayment on demand clause and therefore it is classified as current liabilities as of December 31, 2024 and 2023.

(vii)	The Group has a trade receivables financing agreement with one of its lenders. The arrangement will provide immediate payment of up to 90% of the receivables upon presentation of relevant documents by the Group. The remaining 10% will be paid upon settlement of the receivables by the customer. This arrangement has no recourse and the Group is only liable for unpaid receivables if the non-payment results from, inter alia, fraud, illegality, dispute, misrepresentation, loss of right, title and interests in the receivables, the non-payment constitutes and event not covered by the relevant credit insurance policy or an event which renders the Bank unable to claim the relevant credit insurance policy.

Schedule of respect of the interest-bearing borrowings trade and other payables

Details of the repayment schedule in respect of the interest-bearing borrowings are as follows[2] :

	2024	2023
	US$	US$
Bank borrowings:
Within one year or on demand	2,928,509	3,233,637

Within a period of more than one year but not exceeding two years	1,390,673	2,544,842

	4,319,182	5,778,479

[2]	The 2023 comparative figures of the repayment schedule have been reclassified to be consistent with 2024 and aligned with the repayment schedules from the banks.